Investment in Securities (Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 1,413	¥ 2,633	¥ 1,991
Credit loss for which an other-than-temporary impairment was not previously recognized	0	0	456
Credit loss for which an other-than-temporary impairment was previously recognized	0	49	282
For securities sold or redeemed	(171)	(604)	(44)
Due to change in intent to sell or requirement to sell	(22)	(665)	(52)
Ending	¥ 1,220	¥ 1,413	¥ 2,633